Fair Value of Financial Instruments (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Nov. 14, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value of Financial Instruments [Line Items]
Net derivative asset									$ 467,687	$ 1,191,354
Dilutive offering price (in Dollars per share)						$ 5	$ 5
Forward purchase agreement estimate rate						50.00%	50.00%		50.00%
Recognized as debt discount	$ 46,150,203	$ 44,670,999		$ 44,670,999		$ 44,670,999	$ 46,150,203		$ 46,150,203	26,750,000
Warrants and redemption value	187,704						187,704		187,704
Net derivative assets liability	467,687	1,214,436		1,214,436		$ 1,214,436	$ 467,687		$ 467,687
Estimated fair value of the warrants	$ (187,704)	$ (277,167)		$ 346,888
Forward Purchase Agreement [Member]
Fair Value of Financial Instruments [Line Items]
Dilutive offering price (in Dollars per share)									$ 5
Warrant Liability [Member]
Fair Value of Financial Instruments [Line Items]
Discount rate	15.00%	15.00%		15.00%		15.00%	15.00%		15.00%
Recognized as debt discount	$ 4,506,312						$ 4,506,312		$ 4,506,312
Fair value of the warrant liabilities		$ 409,834		$ 409,834		$ 409,834
Estimated fair value of the warrants				$ 5,534,693
Estimated fair value of redemption									4,777,970
Warrant Liability [Member]
Fair Value of Financial Instruments [Line Items]
Warrants and redemption value	$ 4,777,970						$ 4,777,970		$ 4,777,970